Prospectus and Statement of Additional Information Supplement
September 14, 2002*

Fund Name (Date)                                                          Prospectus Form #       SAI Form #      (MM/YY Printed)
Retail Funds:
AXP(R) Blue Chip Advantage Fund (April 1, 2002)                              S-6025-99 U         S-6025-20 U         (4/02)
AXP Bond Fund (Oct. 30, 2001)                                                S-6495-99 U         S-6495-20 U        (10/01)
AXP Bond Fund (Oct. 30, 2002)                                                S-6495-99 V         S-6495-20 V        (10/02)
AXP California Tax-Exempt Fund (Aug. 29, 2002)                               S-6328-99 W         S-6328-20 W         (8/02)
AXP Cash Management Fund (Sept. 28, 2001)                                    S-6320-99 X         S-6320-20 X         (9/01)
AXP Cash Management Fund (Sept. 27, 2002)                                    S-6320-99 Y         S-6320-20 Y         (9/02)
AXP Discovery Fund (Sept. 28, 2001)                                          S-6457-99 W         S-6457-20 W         (9/01)
AXP Discovery Fund (Sept. 27, 2002)                                          S-6457-99 X         S-6457-20 X         (9/02)
AXP Diversified Equity Income Fund (Nov. 29, 2001)                           S-6475-99 U         S-6475-20 U        (11/01)
AXP Emerging Markets Fund (Dec. 28, 2001)                                    S-6354-99 J         S-6354-20 J        (12/01)
AXP Equity Select Fund (Jan. 29, 2002)                                       S-6426-99 V         S-6426-20 V         (1/02)
AXP Equity Value Fund (May 30, 2002)                                         S-6382-99 M         S-6382-20 M         (5/02)
AXP European Equity Fund (Dec. 28, 2001)                                     S-6006-99 D         S-6006-20 D        (12/01)
AXP Extra Income Fund (July 30, 2002)                                        S-6370-99 V         S-6370-20 V         (7/02)
AXP Federal Income Fund (July 30, 2002)                                      S-6042-99 W         S-6042-20 W         (7/02)
AXP Focused Growth Fund (May 30, 2002)                                       S-6003-99 D         S-6003-20 D         (5/02)
AXP Global Balanced Fund (Dec. 28, 2001)                                     S-6352-99 H         S-6352-20 H        (12/01)
AXP Global Bond Fund (Dec. 28, 2001)                                         S-6309-99 V         S-6309-20 V        (12/01)
AXP Global Growth Fund (Dec. 28, 2001)                                       S-6334-99 U         S-6334-20 U        (12/01)
AXP Global Technology Fund (Dec. 28, 2001)                                   S-6395-99 E         S-6395-20 E        (12/01)
AXP Growth Fund (Sept. 28, 2001)                                             S-6455-99 V         S-6455-20 V         (9/01)
AXP Growth Fund (Sept. 27, 2002)                                             S-6455-99 W         S-6455-20 W         (9/02)
AXP Growth Dimensions Fund (Sept. 28, 2001)                                  S-6004-99 D         S-6004-20 D         (9/01)
AXP Growth Dimensions Fund (Sept. 27, 2002)                                  S-6004-99 E         S-6004-20 E         (9/02)
AXP High Yield Tax-Exempt Fund (Jan. 29, 2002)                               S-6430-99 W         S-6430-20 W         (1/02)
AXP Insured Tax-Exempt Fund (Aug. 29, 2002)                                  S-6327-99 X         S-6327-20 X         (8/02)
AXP Intermediate Tax-Exempt Fund (Jan. 29, 2002)                             S-6355-99 J         S-6355-20 J         (1/02)
AXP International Fund (Dec. 28, 2001)                                       S-6140-99 W         S-6140-20 W        (12/01)
AXP International Equity Index Fund (April 1, 2002)                          S-6434-99 F         S-6434-20 F         (4/02)
AXP Large Cap Equity Fund (March 21, 2002)                                   S-6244-99 A         S-6244-20 A         (3/02)
AXP Large Cap Equity Fund (Sept. 27, 2002)                                   S-6244-99 C         S-6244-20 C         (9/02)
AXP Large Cap Value Fund (June 17, 2002)                                     S-6246-99 A         S-6246-20 A         (6/02)
AXP Large Cap Value Fund (Sept. 27, 2002)                                    S-6246-99 C         S-6246-20 C         (9/02)
AXP Managed Allocation Fund (Nov. 29, 2001)                                  S-6141-99 V         S-6141-20 V        (11/01)
AXP Massachusetts Tax-Exempt Fund (Aug. 29, 2002)                            S-6328-99 W         S-6328-20 W         (8/02)
AXP Michigan Tax-Exempt Fund (Aug. 29, 2002)                                 S-6328-99 W         S-6328-20 W         (8/02)
AXP Mid Cap Index Fund (April 1, 2002)                                       S-6434-99 F         S-6434-20 F         (4/02)
AXP Mid Cap Value Fund (Feb. 14, 2002)                                       S-6241-99 A         S-6241-20 A         (2/02)
AXP Minnesota Tax-Exempt Fund (Aug. 29, 2002)                                S-6328-99 W         S-6328-20 W         (8/02)
AXP Mutual (Nov. 29, 2001)                                                   S-6326-99 V         S-6326-20 V        (11/01)
AXP Nasdaq 100 Index Fund (April 1, 2002)                                    S-6434-99 F         S-6434-20 F         (4/02)
AXP New Dimensions Fund(R) (Sept. 28, 2001)                                  S-6440-99 U         S-6440-20 U         (9/01)
AXP New Dimensions Fund(R)(Sept. 27, 2002)                                   S-6440-99 V         S-6440-20 V         (9/02)
AXP New York Tax-Exempt Fund (Aug. 29, 2002)                                 S-6328-99 W         S-6328-20 W         (8/02)
AXP Ohio Tax-Exempt Fund (Aug. 29, 2002)                                     S-6328-99 W         S-6328-20 W         (8/02)
AXP Partners Fundamental Value Fund (July 30, 2002)                          S-6236-99 D         S-6236-20 D         (7/02)
AXP Partners International Aggressive Growth Fund (Dec. 28, 2001)            S-6243-99 D         S-6243-20 D        (12/01)
AXP Partners International Select Value Fund (Dec. 28, 2001)                 S-6242-99 D         S-6242-20 D        (12/01)
AXP Partners Select Value Fund (July 30, 2002)                               S-6240-99 C         S-6240-20 C         (7/02)
AXP Partners Small Cap Core Fund (July 30, 2002)                             S-6237-99 D         S-6237-20 D         (7/02)
AXP Partners Small Cap Growth Fund (May 30, 2002)                            S-6301-99 D         S-6301-20 D         (5/02)
AXP Partners Small Cap Value Fund (July 30, 2002)                            S-6239-99 D         S-6239-20 D         (7/02)
AXP Partners Value Fund (July 30, 2002)                                      S-6238-99 D         S-6238-20 D         (7/02)
AXP Precious Metals Fund (May 30, 2002)                                      S-6142-99 W         S-6142-20 W         (5/02)
AXP Progressive Fund (Nov. 29, 2001)                                         S-6449-99 V         S-6449-20 V        (11/01)
AXP Research Opportunities Fund (Sept. 28, 2001)                             S-6356-99 J         S-6356-20 J         (9/01)
AXP Research Opportunities Fund (Sept. 27, 2002)                             S-6356-99 K         S-6356-20 K         (9/02)
AXP S&P 500 Index Fund (April 1, 2002)                                       S-6434-99 F         S-6434-20 F         (4/02)
AXP Selective Fund (July 30, 2002)                                           S-6376-99 W         S-6376-20 W         (7/02)
AXP Small Cap Advantage Fund (May 30, 2002)                                  S-6427-99 F         S-6427-20 F         (5/02)
AXP Small Company Index Fund (April 1, 2002)                                 S-6357-99 K         S-6357-20 K         (4/02)
AXP Stock Fund (Nov. 29, 2001)                                               S-6351-99 V         S-6351-20 V        (11/01)
AXP Strategy Aggressive Fund (May 30, 2002)                                  S-6381-99 M         S-6381-20 M         (5/02)
AXP Tax-Exempt Bond Fund (Jan. 29, 2002)                                     S-6310-99 W         S-6310-20 W         (1/02)
AXP Tax-Free Money Fund (March 1, 2002)                                      S-6433-99 W         S-6433-20 W         (3/02)
AXP Total Stock Market Index Fund (April 1, 2002)                            S-6434-99 F         S-6434-20 F         (4/02)
AXP U.S. Government Mortgage Fund (July 30, 2002)                            S-6245-99 C         S-6245-20 C         (7/02)
AXP Utilities Fund (Aug. 29, 2002)                                           S-6341-99 W         S-6341-20 W         (8/02)

SHAREHOLDER MEETINGS
At the regular meetings of shareholders scheduled to be held on November 13, 2002, in addition to electing Board members, shareholders of the funds listed above will vote on the following proposals:

1. Voting Procedures. Shareholders of all funds will be asked to approve a change from share-based voting to dollar-based voting. If approved, voting rights will be based on a shareholder's total dollar interest in the fund, rather than on the number of shares owned. As a result, voting power will be allocated in proportion to the value of each shareholder's investment.

2. Approval of Subadvisory Agreements. Shareholders of certain funds will be asked to approve a policy authorizing American Express Financial Corporation
(AEFC), the fund's investment adviser, subject to Board approval, to retain and replace subadvisers, or to modify subadvisory agreements, without shareholder approval. If there is a change in subadvisers, within 90 days shareholders will receive an information statement that includes all of the information that is included in a proxy statement. Funds voting on this proposal are: Blue Chip Advantage, Diversified Equity Income, Emerging Markets, Equity Select, Equity Value, European Equity, Focused Growth, Global Balanced, Global Growth, Global Technology, Growth, Growth Dimensions, International, Managed Allocation, Mid Cap Index, Mutual, New Dimensions, Precious Metals, Research Opportunities, S&P 500 Index, Small Cap Advantage, Small Company Index, Stock, Strategy Aggressive, Utilities.

3. Investment Management Services Agreement. Shareholders of certain funds will be voting on a proposal to add or modify the performance incentive adjustment
(PIA) element of the investment management fee. Under a PIA, the management fee is calculated as shown in the prospectus. The fee is then adjusted for performance. The fund's performance is compared to the performance of a Lipper index of similar funds. The performance difference is used to determine the adjustment rate, described in the following table. If the fund's performance is better than the index, the fee paid to AEFC will increase. If the fund's performance is worse than the index, the fee paid to AEFC will decrease.

Proposed Performance Incentive Adjustment

Performance Difference  Adjustment Rate
----------------------- --------------------------------------------------------
0.00% - 0.50%           0
----------------------- --------------------------------------------------------
0.50% - 1.00%           6 basis points (0.0006) times the Performance
                        Difference over 0.50% (maximum of 3 basis points if a
                        1% Performance Difference)
----------------------- --------------------------------------------------------
1.00 - 2.00%            3 basis points, plus 3 basis points times the
                        Performance Difference over 1.00%  (maximum 6 basis
                        points if a 2% Performance Difference)
----------------------- --------------------------------------------------------
2.00 - 4.00%            6 basis points, plus 2 basis points times the
                        Performance Difference over 2.00% (maximum 10 basis
                        points if a 4% Performance Difference)
----------------------- --------------------------------------------------------
4.00 - 6.00%            10 basis points, plus 1 basis point times the
                        Performance Difference over 4.00% (maximum 12 basis
                        points if a 6% Performance Difference)
----------------------- --------------------------------------------------------
6.00% or more           12 basis points
----------------------- --------------------------------------------------------

Funds voting on this proposal are: Blue Chip Advantage, Discovery, Diversified Equity Income, Emerging Markets, Equity Select, Equity Value, European Equity, Focused Growth, Global Balanced, Global Growth, Global Technology, Growth, Growth Dimensions, International, Large Cap Equity, Large Cap Value, Managed Allocation, Mid Cap Value, Mutual, New Dimensions, Partners Fundamental Value, Partners International Aggressive Growth, Partners International Select Value, Partners Select Value, Partners Small Cap Core, Partners Small Cap Growth, Partners Small Cap Value, Partners Value, Precious Metals, Progressive, Research Opportunities, Small Cap Advantage, Stock, Strategy Aggressive, and Utilities.

Small Company Index shareholders will be voting on a proposal to eliminate the PIA.

4. Diversification Status. Shareholders of Global Technology will be asked to approve a change in the status of the fund from diversified to non-diversified. While concentration of investments in fewer issuers may result in more risk, the change will provide the portfolio manager with more flexibility in investing the fund's assets.

5. Distribution Plan. Shareholders of Cash Management (Class A and Class B) and Tax-Free Money will vote on a proposal to adopt a 0.10% distribution plan.

6. Liquidation. Shareholders of International Equity Index will vote on a proposal to liquidate the fund. Effective on the date approved by shareholders, the fund will cease any business activities except for the purpose of winding up its affairs and distributing assets to shareholders. After that date, no new purchases or exchanges into the fund will be allowed, although existing shareholders may redeem or exchange out of the fund.

7. Mergers. Shareholders of Nasdaq 100 Index and Total Stock Market Index will vote on a proposal to merge those funds into S&P 500 Index. If approved by shareholders, the merger is expected to take place in January 2003.


S-6320-26 A (9/02)
* Valid until further notice